Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements include the accounts of Clifton Bancorp Inc. (the “Company”), the Company’s wholly-owned subsidiary, Clifton Savings Bank (the “Bank”) and the Bank’s wholly-owned subsidiary, Botany Inc. (“Botany”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the consolidated statement of financial condition dates and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 855, “Subsequent Events” the Company has evaluated events and transactions occurring subsequent to March 31, 2015 for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Plan of Conversion and Reorganization

On November 20, 2013, the Boards of Directors of the former Clifton Savings Bancorp, Inc., the Bank and former Clifton MHC adopted an Amended and Restated Plan of Conversion and Reorganization (the “Plan of Conversion”), which amended and restated in its entirety the plan of conversion previously approved on November 8, 2010, pursuant to which a reorganization from the two-tier mutual holding company structure to the stock holding company structure would be effected.  Pursuant to the Plan of Conversion: (1) Clifton MHC merged with and into Clifton Savings Bancorp, Inc., with Clifton Savings Bancorp, Inc. being the surviving entity (the “MHC Merger”); (2) Clifton Savings Bancorp, Inc. merged with and into a newly formed Maryland corporation named Clifton Bancorp Inc. (the “Holding Company”); (3) the Bank became a wholly-owned subsidiary of the Holding Company; (4) the shares of common stock of Clifton Savings Bancorp, Inc. held by persons other than Clifton MHC (whose shares were canceled) were converted into shares of common stock of the Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons; and (5) the Company offered and sold shares of its common stock to certain depositors and borrowers of the Bank and others in the manner and subject to the priorities set forth in the Plan of Conversion.

The Company completed the Plan of Conversion and second step stock offering on April 1, 2014. A total of 17,059,448 shares of common stock were sold in the subscription offering at $10.00 per share, including 1,023,566 shares purchased by the Bank’s Employee Stock Ownership Plan. As part of the conversion, each of the existing 9,737,241 shares of Company common stock owned by persons other than Clifton MHC was converted into 0.9791 shares of Clifton Bancorp Inc. common stock. As a result of the conversion, all share information for periods prior to April 1, 2014 had been adjusted to reflect the 0.9791 exchange ratio.

Note 1 - Summary of Significant Accounting Policies (Continued)

Use of Estimates

Material estimates that are particularly susceptible to significant changes relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment on securities, the determination of the liabilities and expenses of the defined benefit plans, the determination of the amount of deferred tax assets which are more likely than not to be realized and the estimation of fair value measurements of the Company’s financial instruments. Management believes that the allowance for loan losses is adequate, the evaluation of other-than-temporary impairment of securities is performed in accordance with GAAP, the liabilities and expenses for the defined benefit plans that are based upon actuarial assumptions of future events are reasonable, fair value measurements are reasonable and all deferred tax assets are more likely than not to be recognized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require the Bank to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations. Management uses its best judgment in estimating fair value measurements of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Management utilizes various assumptions and valuation techniques to determine fair value, including, but not limited to cash flows, discount rates, rate of return, adjustments for nonperformance and liquidity, quoted market prices, and appraisals. The fair value estimates are not necessarily indicative of the actual amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have not been re-evaluated or updated subsequent to those respective dates. As such, the estimated fair values subsequent to the respective dates may be different than the amounts reported. Finally, the determination of the amount of deferred tax assets more likely than not to be realized is dependent on projections of future earnings, which are subject to frequent change.

Business of the Company and Subsidiaries

The Company’s primary business is the ownership and operation of the Bank. The Bank is principally engaged in the business of attracting deposits from the general public at its twelve locations in northern New Jersey and using these deposits, together with other funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans. The Bank’s subsidiary, Botany, was organized in December 2004 under New Jersey law as a New Jersey Investment Company primarily to hold investment and mortgage-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks and interest-bearing deposits in other banks with original maturities of three months or less.

Securities

In accordance with applicable accounting standards, investments in debt securities over which there exists a positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains or losses included in earnings. Debt and equity securities not classified as trading securities nor as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gain or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income component of stockholders’ equity. The Company had no trading securities at March 31, 2015 and 2014.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or “other-than-temporary” in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements. Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Note 1 - Summary of Significant Accounting Policies (Continued)

Securities (Continued)

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding, amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Discounts and premiums on all securities are accreted or amortized to maturity by use of the level-yield method. Gain or loss on sales of securities is based on the specific identification method.

Concentration of Credit Risk

Financial instruments which potentially subject the Company, Bank and Botany to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Securities available for sale and held to maturity consist of investment and mortgage-backed securities backed by the U.S. Government and investment grade corporate and municipal bonds. The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in the State.

Loans Receivable

Loans receivable which the Bank has the intent and ability to hold until maturity or loan pay-off are stated at unpaid principal balances, plus purchased premiums and discounts and net deferred loan origination costs. Interest is calculated by use of the interest method.

Recognition of interest by the accrual method is generally discontinued when interest or principal payments are ninety days or more in arrears, or when other factors indicate that the collection of such amounts is doubtful. At the time a loan is placed on nonaccrual status, an allowance for uncollected interest is recorded in the current period for previously accrued and uncollected interest. Interest on such loans, if appropriate, is recognized as income when payments are received. A loan is returned to accrual status when there is a sustained period of repayment performance (generally six consecutive months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

Allowance for Loan Losses

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon an evaluation of known and inherent losses in the loan portfolio. Management of the Bank, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the local economic and real estate market conditions. The Bank utilizes a two-tier approach: (1) identification of loans that must be reviewed individually for impairment, and (2) establishment of a general valuation allowance on the remainder of its loan portfolio. The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired loans. The Bank considers one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans to be homogeneous and, therefore, does not generally separately evaluate them for impairment unless they are considered troubled debt restructurings. A loan is considered to be a troubled debt restructuring when, to maximize the recovery of the loan, the Company modifies the borrower’s existing loan terms and conditions in response to financial difficulties experienced by the borrower.

When evaluating loans for impairment, management takes into consideration, among other things, delinquency status, size of loans, types of collateral and financial condition of borrowers. A loan is deemed to be impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts under the contractual terms of the loan agreement. All loans identified as impaired are evaluated individually. The Bank does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. Payments received on impaired loans are recognized on the cash basis.

Note 1 - Summary of Significant Accounting Policies (Continued)

Allowance for Loan Losses (Continued)

General loan loss allowances are based upon a combination of factors including, but not limited to, historical loss rates, composition of the loan portfolio, current economic conditions and management’s judgment. Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer’s financial condition or changes in their financial condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans among other factors. These other risk factors are continually reviewed and revised by management using relevant information available at the time of the evaluation.

Loan Origination Fees and Costs

The Bank defers loan origination fees and certain direct loan origination costs and initially amortizes such amounts, using the interest method, as an adjustment of yield over the contractual lives of the related loans. The Bank anticipates prepayments within its loan portfolio and adjusts the amortization of origination fees and costs accordingly using an annually adjusted prepayment factor.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (“FHLB”), the Bank is required to acquire and hold shares of FHLB Class B stock. The Bank’s holding requirement varies based on the Bank’s activities, primarily its outstanding borrowings, with the FHLB. The Bank’s investment in FHLB stock is carried at cost. The Bank conducts a periodic review and evaluation of its FHLB stock to determine if any impairment exists. Management has determined that no other-than-temporary impairment existed during the years ended March 31, 2015, 2014 and 2013.

Bank Owned Life Insurance

Bank owned life insurance (“BOLI”) is accounted for using the cash surrender value method and is recorded at its realizable value. The change in the net asset value is recorded as non-interest income.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and land improvements, buildings and improvements, furnishings and equipment and leasehold improvements, at cost, less accumulated depreciation and amortization.

Depreciation and amortization charges are computed on the straight-line method over the following estimated useful lives:

Years
Land improvements	5 - 20
Buildings and improvements	5 - 40
Furnishings and equipment	2 - 10
Leasehold improvements	Shorter of useful life or term of lease (2 - 10)

Significant renovations and additions are capitalized as part of premises and equipment. Maintenance and repairs are charged to operations as incurred.

Real Estate Owned

Real estate acquired through foreclosure or by deed-in-lieu of foreclosure is classified as real estate owned until it is sold. When property is acquired it is initially recorded at fair market value less estimated costs to sell at the date of foreclosure establishing a new cost basis. After acquisition, foreclosed properties are held for sale and carried at the lower of cost or fair value less estimated selling costs based on a current appraisal prepared by a licensed appraiser. Holding costs and declines in fair value after acquisition of the property result in charges against income.

Note 1 - Summary of Significant Accounting Policies (Continued)

Income Taxes

The Company, Bank and Botany file a consolidated federal income tax return. Income taxes are allocated based on their respective contribution of income or loss to the consolidated federal income tax return. Separate state income tax returns are filed.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the Company’s and subsidiaries’ tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes.

Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for the portion of any assets which are not likely to be realized. Management believes, based upon current facts, that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company’s evaluation, no significant income tax uncertainties have been identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended March 31, 2015, 2014 and 2013. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended March 31, 2015, 2014, and 2013. The tax years subject to examination by the taxing authorities are the years ended December 31, 2014, 2013, and 2012 for federal purposes and the years ended December 31, 2014, 2013, 2012, and 2011 for state purposes.

Interest Rate Risk

The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets. In a rising rate environment, liabilities tend to reprice faster than assets, thereby reducing net interest income. For this reason, management regularly monitors the maturity structure of assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Earnings Per Share (EPS)

Basic EPS is based on the weighted average number of common shares actually outstanding and is adjusted for employee stock ownership plan shares not yet committed to be released and deferred compensation obligations required to be settled in shares of Company stock. Unvested restricted stock awards, which contain rights to non-forfeitable dividends, are considered participating securities and the two-class method of computing basic and diluted EPS is applied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable (such as stock options) or which could be converted into common stock, if dilutive, using the treasury stock method. As a result of the second step conversion, the 2014 and 2013 periods were adjusted to reflect the 0.9791 exchange ratio. Basic and diluted EPS have been determined based on the adjusted numbers of weighted average shares. The calculation of diluted EPS for the years ended March 31, 2015, 2014 and 2013 includes incremental shares related to outstanding options of 160,817, 241,532, and 82,100, respectively. Shares issued, or retired during any period are weighted for the portion of the period they were outstanding. During the years ended March 31, 2015, 2014 and 2013, the average number of options which were antidilutive totaled 1,404, -0- and -0-, respectively.

Note 1 - Summary of Significant Accounting Policies (Continued)

Stock-Based Compensation

The Company expenses the fair value of all options and restricted stock granted over their requisite service periods.

Defined Benefit Plans

The Company maintains a nonqualified, unfunded pension plan for the directors of the Company. The Company also maintains an unfunded post-retirement healthcare plan for a former president’s spouse. The expected costs of benefits provided for both plans are actuarially determined and accrued.

The accounting guidance related to retirement and post-retirement healthcare benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit post-retirement plan in the year in which the changes occur.

Reclassifications

Certain amounts for prior periods have been restated to conform to the current year’s presentation. Such reclassifications had no impact on net income or stockholders’ equity as previously reported.

Recent Accounting Pronouncements

On January 17, 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-04, “Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40); Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure.” The amendments in the ASU clarify when an in substance repossession or foreclosure occurs - that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The ASU requires a creditor to reclassify a collateralized consumer mortgage loan to real estate property upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement.  The ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The adoption of this standard effective April 1, 2015 did not have a material impact on the Company’s consolidated financial statements.

On May 28, 2014, the FASB and International Accounting Standards Board (“IASB”) issued their final standard on revenue from contracts with customers. The standard, issued as ASU 2014-09 by the FASB and as IFRS 152 by the IASB, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The goals of the revenue recognition project are to clarify and converge the revenue recognition principles under U.S. GAAP and IFRS and to develop guidance that would streamline and enhance revenue recognition requirements while also providing “a more robust framework for addressing revenue issues.” The boards believe that the standard will improve the consistency of requirements, comparability of revenue recognition practices, and usefulness of disclosures. The ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2016. The adoption of this standard effective April 1, 2017 is not expected to have a material impact on the Company’s consolidated financial statements.